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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:

                              Sound Shore Fund, Inc.
                              8 Sound Shore Drive
                              Greenwich, CT 06836

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2.  Name of each series or class of funds for which this notice is filed:

                              Sound Shore Fund, Inc.

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3.  Investment Company Act File Number:  811-4244

     Securities Act File Number:  2-96141

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4.  Last day of fiscal year for which this notice is filed:

                              December 31, 1996

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 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                        [ ]

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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):



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 7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              148,593 Shares

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                              158,223 Shares

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9.  Number and aggregate sale price of securities sold during fiscal year:

                                        SHARES              DOLLARS
                                        ------              -------
     Sound Shore Fund, Inc.          3,303,026          $73,276,015

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                        SHARES              DOLLARS
                                        ------              -------
     Sound Shore Fund, Inc.          2,996,210          $66,970,946

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



     Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.






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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during
            the fiscal year in reliance on Rule 24f-2
            (from Item 10):                                      $  66,970,946
                                                                 -------------

     (ii)   Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                      +          0*
                                                                 -------------

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):              -  19,326,715
                                                                 -------------

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to Rule 24e-2 (if applicable):         +           0
                                                                 -------------

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on Rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv)] (if applicable):                             47,644,231
                                                                 -------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                 x  1/3300

     (vii)  Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                          $   14,437.65
                                                                 -------------

* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [/X/]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            February 26, 1997

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/  Max Berueffy, Assistant Secretary
                              ----------------------------------------

                                     Max Berueffy, Assistant Secretary
                              ----------------------------------------

     Date  February 24, 1997
        --------------------

     *  Please print the name and title of the signing officer below the signature.
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                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                               Portland, ME 04101


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Sound Shore Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 14th day of February, 1997.


                                   Sound Shore Fund, Inc.


                                   By:  /s/ John Y. Keffer
                                      --------------------
                                      John Y. Keffer
                                      Vice President




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                                  LAW OFFICE OF
                             DECHERT PRICE & RHOADS
                              30 ROCKEFELLER PLAZA
                               NEW YORK, NY 10112

                           TELEPHONE:  (212) 698-3500
                              FAX:  (212) 698-3599



                                        February 19, 1997



Sound Shore Fund, Inc.
8 Sound Shore Drive
Greenwich, CT 06836

Dear Sirs:

     As counsel for Sound Shore Fund, Inc. (the "Fund") during the fiscal year ended December 31, 1996, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its Shares of Common Stock (the "Shares") under the Securities Act of 1933 (File No. 2-96141) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

     Based upon the foregoing, it is our opinion that the Shares sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law during the Fund's fiscal year ended December 31, 1996, were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable.

     We consent to the filing of this opinion in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1996 to be filed on behalf of the Fund with the Securities and Exchange Commission.

                                        Very truly yours,

                                        /s/ Dechert Price & Rhoads